COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - SweetIM [Member] - USD ($) $ in Thousands	1 Months Ended
	May 28, 2014	Nov. 30, 2012
Business Acquisition [Line Items]
Maximum subsequent consideration due for acquisition		$ 7,500
Contingent payment	$ 2,500
Percentage of shares acquired		100.00%